Investments Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 17,402.8	[1],[2]	$ 16,584.7	[1],[2]
Gross Unrealized Gains	1,621.4	[1],[2]	1,582.9	[1],[2]
Gross Unrealized Losses	(49.2)	[1],[2]	(126.0)	[1],[2]
Net Realized Gains (Losses)	43.0	[1],[2],[3]	13.1	[1],[2],[3]
Total investments at fair value	19,018.0	[1],[2]	18,054.7	[1],[2]
% of Total Fair Value	100.00%	[1],[2]	100.00%	[1],[2]
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Cost	13,374.2		13,415.3
Gross Unrealized Gains	207.1		242.4
Gross Unrealized Losses	(32.7)		(119.1)
Net Realized Gains (Losses)	0.6	[3]	1.8	[3]
Total investments at fair value	13,549.2		13,540.4
% of Total Fair Value	71.20%		75.00%
Fixed maturities | U.S. government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	2,641.1		3,630.4
Gross Unrealized Gains	27.3		48.4
Gross Unrealized Losses	(1.3)		(16.6)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,667.1		3,662.2
% of Total Fair Value	14.00%		20.30%
Fixed maturities | State and local government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	2,095.7		2,247.3
Gross Unrealized Gains	44.6		27.1
Gross Unrealized Losses	(1.1)		(18.4)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,139.2		2,256.0
% of Total Fair Value	11.20%		12.50%
Fixed maturities | Foreign government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	14.2		15.6
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	14.2		15.6
% of Total Fair Value	0.10%		0.10%
Fixed maturities | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Cost	2,813.9		2,885.0
Gross Unrealized Gains	32.9		60.4
Gross Unrealized Losses	(10.4)		(20.4)
Net Realized Gains (Losses)	0.3	[3]	1.6	[3]
Total investments at fair value	2,836.7		2,926.6
% of Total Fair Value	14.90%		16.20%
Fixed maturities | Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,635.5		1,110.1
Gross Unrealized Gains	34.5		31.9
Gross Unrealized Losses	(10.8)		(14.1)
Net Realized Gains (Losses)	(0.7)	[3]	0	[3]
Total investments at fair value	1,658.5		1,127.9
% of Total Fair Value	8.70%		6.20%
Fixed maturities | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	2,278.7		2,154.4
Gross Unrealized Gains	39.3		43.9
Gross Unrealized Losses	(2.6)		(37.8)
Net Realized Gains (Losses)	0.2	[3]	0	[3]
Total investments at fair value	2,315.6		2,160.5
% of Total Fair Value	12.20%		12.00%
Fixed maturities | Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,634.9		1,073.0
Gross Unrealized Gains	3.8		6.6
Gross Unrealized Losses	(0.8)		(2.1)
Net Realized Gains (Losses)	0.8	[3]	0.2	[3]
Total investments at fair value	1,638.7		1,077.7
% of Total Fair Value	8.60%		6.00%
Fixed maturities | Redeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	260.2		299.5
Gross Unrealized Gains	24.7		24.1
Gross Unrealized Losses	(5.7)		(9.7)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	279.2		313.9
% of Total Fair Value	1.50%		1.70%
Equity securities | Nonredeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	590.4		445.7
Gross Unrealized Gains	201.1		258.7
Gross Unrealized Losses	(6.4)		(4.5)
Net Realized Gains (Losses)	42.4	[3]	11.3	[3]
Total investments at fair value	827.5		711.2
% of Total Fair Value	4.40%		3.90%
Equity securities | Common equities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,289.2		1,451.1
Gross Unrealized Gains	1,213.2		1,081.8
Gross Unrealized Losses	(10.1)		(2.4)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,492.3		2,530.5
% of Total Fair Value	13.10%		14.00%
Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost	2,149.0		1,272.6
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	$ 2,149.0		$ 1,272.6
% of Total Fair Value	11.30%		7.10%

[1]	The total fair value of the portfolio included $1.9 billion and $1.8 billion at December 31, 2014 and 2013, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2014, $31.3 million was included in "other liabilities," compared to $61.3 million at December 31, 2013.
[3]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).